Pensions and other post-employment benefits - Comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net defined benefit
Total	€ 723	€ 613	€ 112
Defined benefit plans and post-retirement benefits plans
Net defined benefit
Return on plan assets, excluding amounts included in interest income	1,589	1,340	2
Gain/(loss) from change in demographic assumptions	136	81
(Loss)/gain from change in financial assumptions	(1,036)	(954)	114
Experience gain/(loss)	267	358
Change in asset ceiling, excluding amounts included in interest (expense)/income	(233)	(259)	(6)
Total	723	566	110
United States Pension benefits
Net defined benefit
Total	599	701
United States Post-retirement benefits
Net defined benefit
Total	133	166
Other pensions
Net defined benefit
Total	€ (9)	€ (301)	€ 110